Loans and Allowance for Loan Losses and Credit Quality (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial [Member]
Schedule of Impaired Loans
Recorded Investment With no related allowance recorded:	$ 110	$ 78
Recorded Investment With allowance recorded:
Recorded Investment Total:	110	78
Unpaid Principal Balance With no related allowance recorded:	110	78
Unpaid Principal Balance With allowance recorded:
Unpaid Principal Balance Total:	110	78
Related Allowance With no related allowance recorded:
Related Allowance With allowance recorded:
Related Allowance Total:
Average Recorded Investment With no related allowance recorded:	201	39
Average Recorded Investment With allowance recorded:
Average Recorded Investment Total:	201	39
Interest Income Recognized With no related allowance recorded:	4	1
Interest Income Recognized With allowance recorded:
Interest Income Recognized Total:	4	1
Commercial Real Estate [Member]
Schedule of Impaired Loans
Recorded Investment With no related allowance recorded:	1,198	965
Recorded Investment With allowance recorded:
Recorded Investment Total:	1,198	965
Unpaid Principal Balance With no related allowance recorded:	1,198	965
Unpaid Principal Balance With allowance recorded:
Unpaid Principal Balance Total:	1,198	965
Related Allowance With no related allowance recorded:
Related Allowance With allowance recorded:
Related Allowance Total:
Average Recorded Investment With no related allowance recorded:	1,292	945
Average Recorded Investment With allowance recorded:	6
Average Recorded Investment Total:	1,298	945
Interest Income Recognized With no related allowance recorded:	19	12
Interest Income Recognized With allowance recorded:
Interest Income Recognized Total:	19	12
Consumer [Member]
Schedule of Impaired Loans
Recorded Investment With no related allowance recorded:	83	46
Recorded Investment With allowance recorded:
Recorded Investment Total:	83	46
Unpaid Principal Balance With no related allowance recorded:	83	46
Unpaid Principal Balance With allowance recorded:
Unpaid Principal Balance Total:	83	46
Related Allowance With no related allowance recorded:
Related Allowance With allowance recorded:
Related Allowance Total:
Average Recorded Investment With no related allowance recorded:	114	51
Average Recorded Investment With allowance recorded:
Average Recorded Investment Total:	114	51
Interest Income Recognized With no related allowance recorded:	1
Interest Income Recognized With allowance recorded:
Interest Income Recognized Total:	1
Residential [Member]
Schedule of Impaired Loans
Recorded Investment With no related allowance recorded:	1,452	4,853
Recorded Investment With allowance recorded:
Recorded Investment Total:	1,452	4,853
Unpaid Principal Balance With no related allowance recorded:	1,452	4,853
Unpaid Principal Balance With allowance recorded:
Unpaid Principal Balance Total:	1,452	4,853
Related Allowance With no related allowance recorded:
Related Allowance With allowance recorded:
Related Allowance Total:
Average Recorded Investment With no related allowance recorded:	3,167	5,429
Average Recorded Investment With allowance recorded:	88	40
Average Recorded Investment Total:	3,255	5,469
Interest Income Recognized With no related allowance recorded:	140	142
Interest Income Recognized With allowance recorded:
Interest Income Recognized Total:	$ 140	$ 142